Stock-based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity during the nine months ended September 30, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2024	344,306	$20.92	7.54	$—
Forfeited or expired	(93,409)	$5.54
Outstanding — September 30, 2024	250,897	$26.65	6.39	$—
Exercisable — September 30, 2024	241,413	$27.45	6.32	$—

The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2023	304,823	$28.66
Granted	118,472	$3.98
Forfeited or cancelled	(78,965)	$ 25.27
Expired	(24)	$376.25
Outstanding — December 31, 2023	344,306	$20.92	7.54	$—
Exercisable — December 31, 2023	206,695	$29.99	6.88	$—

Schedule of Calculation of Fair Value Assumptions

	Year Ended December 31,
	2023	2022
Expected option life (years)	6.0	6.0
Risk-free interest rate	3.53%	2.06%
Expected volatility	104.24%	113.25%
Expected dividend yield	—%	—%

Schedule of Stock-based Compensation Expenses
The following table presents total stock-based compensation expense for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$3	$57	148	188
General and administrative	194	149	350	569
Total stock-based compensation expense	$197	$206	498	757

The following table presents total stock-based compensation expense for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Research and development	$243	$254
General and administrative	711	860
Total stock-based compensation expense	$954	$1,114